Vessel Operating and Supervision Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Vessel Operating and Supervision Costs
Crew and vessel management employee costs	$ 103,936	$ 89,463	$ 80,713
Technical maintenance expenses	37,996	39,369	37,653
Other vessel operating expenses	24,500	19,403	21,296
Total	$ 166,432	$ 148,235	$ 139,662